     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-21634

                                                                                                    Access One Trust
                                                                         (Exact name of registrant as specified in charter)

                            7501 Wisconsin Avenue, Suite 1000                                           Bethesda, MD                                                                    20814
                                                                          (Address of principal executive offices)                                                                                 (Zip code)

                                                                        Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:                        (240) 497-6400

Date of fiscal year end:                              October 31

Date of reporting period:                           April 30, 2011

Item 1. Reports to Stockholders.

ProFunds

Access One Trust

Access Flex High Yield Fund℠

Access Flex Bear High Yield Fund℠

APRIL 30, 2011

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings & Composition
7	Expense Examples
11	Financial Statements and Financial Highlights
21	Notes to Financial Statements

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Access Funds Semiannual Report to shareholders for the six months ended April 30, 2011.

High Yield Market Continues to Climb

U.S. fixed-income markets were mixed during the six months ended April 30, 2011. Longer-dated U.S. Treasurys declined and investment grade corporate debt was flat as interest rates increased. High yield fixed-income, however, continued to move higher. The JPMorgan Domestic High Yield Index gained 6.48% during the period. By comparison, the S&P 500®, a measure of U.S. large-cap equity performance, rose 16.36%. Investor demand drove yields down to 7.44% from 7.95% at the start of the six-month period, and from 8.35% a year earlier, as measured by the JPMorgan Domestic High Yield Summary Yield to Maturity.

The Access Flex High Yield Investor Class shares gained 4.31% during the period, while the Access Flex Bear High Yield Investor Class shares declined 7.92%.

Credit Markets Resilient, But Pullback Looms

Credit markets remained resilient, despite recent adversity: the devastating earthquake and nuclear scare in Japan, political and social unrest in North Africa and the Middle East, and continued concerns over European sovereign debt. Positive economic momentum in the United States is underpinning the market’s strength. Reports show economic output is solid, the manufacturing and services sectors are getting healthier, corporate profits are rising, and the labor market is improving, which means the United States may be transitioning to a period of self-sustaining, rather than stimulus-driven, growth. This momentum is translating into lower corporate defaults.

Still, the scheduled end of the Federal Reserve’s QE2 (quantitative easing, second round) bond buying program is causing trepidation about the direction of interest rates, and some investors are bracing themselves for a possible pullback in bonds. Indeed, the perceived “safe haven” of U.S. Treasurys retreated during the six-month period ended April 30, 2011. The Ryan Labs Treasury 10 Year Index declined 3.84%, while the Ryan Labs Treasury 30 Year Index fell 4.94%, as rates increased. The specter of rising rates, as well as elevated food and gas prices, are potential headwinds for the economy and could create volatility in fixed-income markets going forward.

Whether you feel high yield still has room to grow or has reached its peak, Access Flex High Yield and Access Flex Bear High Yield Funds offer you the ability to put your views into action.

We appreciate the trust you have placed in us by choosing Access Funds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return.

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April 30, 2011 (unaudited) :: Allocation of Portfolio Holdings & Composition :: Access One Trust :: 5

Access Flex High Yield Fund

Investment Objective: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets

Credit Default Swap Agreements	97%
Futures Contracts	43%
U.S. Treasury Obligations	36%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure
% of Market
Exposure

Consumer Cyclical	27%
Communications	16%
Consumer Non-Cyclical	12%
Financial	11%
Industrial	9%
Energy	7%
Utilities	6%
Technology	6%
Basic Materials	6%

Access Flex Bear High Yield Fund

Investment Objective: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

% of
Investment Type	Net Assets

Credit Default Swap Agreements	(97)%
Futures Contracts	(85)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure
% of Market
Exposure

Consumer Cyclical	(27)%
Communications	(16)%
Consumer Non-Cyclical	(12)%
Financial	(11)%
Industrial	(9)%
Energy	(7)%
Utilities	(6)%
Technology	(6)%
Basic Materials	(6)%

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Expense Examples (unaudited) :: Access One Trust :: 9

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2010 and held for the entire period from November 1, 2010 through April 30, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/10	4/30/11	11/1/10 - 4/30/11	11/1/10 - 4/30/11

Access Flex High Yield Fund - Investor Class	$1,000.00	$1,043.10	$7.60	1.50%
Access Flex High Yield Fund - Service Class	1,000.00	1,038.10	12.63	2.50%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	920.80	9.29	1.95%
Access Flex Bear High Yield Fund - Service Class	1,000.00	916.30	14.02	2.95%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/10	4/30/11	11/1/10 - 4/30/11	11/1/10 - 4/30/11

Access Flex High Yield Fund - Investor Class	$1,000.00	$1,017.36	$7.50	1.50%
Access Flex High Yield Fund - Service Class	1,000.00	1,012.40	12.47	2.50%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	1,015.12	9.74	1.95%
Access Flex Bear High Yield Fund - Service Class	1,000.00	1,010.17	14.70	2.95%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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April 30, 2011 (unaudited) :: Schedule of Portfolio Investments :: Access One Trust :: Access Flex High Yield Fund :: 13

U.S. Treasury Obligations (43.3%)
	Principal
	Amount	Value

U.S. Treasury Notes, 2.000%, 4/30/16	$62,500,000	$62,592,773

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,470,703)		62,592,773

Repurchase Agreements (98.2%)
Deutsche Bank Securities, Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $50,301,042 (Collateralized by $49,161,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.08%‡–5.25%, 5/20/11-2/15/20, total value $51,309,966)	50,301,000	50,301,000
HSBC Securities (USA), Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $59,883,050 (Collateralized by $60,322,000 of various U.S. Government Agency Obligations, 0.70%–4.38%, 11/16/12-5/27/16, total value $61,083,646)	59,883,000	59,883,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $26,614,022 (Collateralized by $27,078,800 U.S. Treasury Notes, 0.75%, 8/15/13, total value $27,146,490)	26,614,000	26,614,000
UBS Securities, LLC, 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $4,987,004 (Collateralized by $5,070,000 Federal Home Loan Mortgage Corp., 1.35%, 4/29/14, total value $5,089,203)	4,987,000	4,987,000

TOTAL REPURCHASE AGREEMENTS
(Cost $141,785,000)		141,785,000

TOTAL INVESTMENT SECURITIES
(Cost $204,255,703)—141.5%		204,377,773
Net other assets (liabilities)—(41.5)%		(59,944,410)

NET ASSETS—100.0%		$144,433,363

+	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $13,287,000.
‡	Represents the effective yield or interest rate in effect at April 30, 2011.

See accompanying notes to the financial statements.

14 :: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: April 30, 2011 (unaudited)

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 7/1/11 (Underlying notional amount at value $51,300,352)	433	$693,137

Credit Default Swap Agreements — Sell Protection(a)
			Implied
			Credit			Upfront
	Fixed Deal		Spread at			Premiums
	Receive	Maturity	April 30,	Notional		Paid	Unrealized
Underlying Instrument	Rate	Date	2011(b)	Amount(c)	Value	(Received)	Gain (Loss)

CDX North America
High Yield Index Swap
Agreement with Credit Suisse
International; Series 16	5.00%	6/20/16	4.23%	$30,000,000	$1,173,974	$708,750	$465,224
CDX North America
High Yield Index Swap
Agreement with Deutsche
Bank AG; Series 16	5.00%	6/20/16	4.23%	27,900,000	1,091,795	625,625	466,170
CDX North America
High Yield Index Swap
Agreement with Goldman Sachs
International; Series 16	5.00%	6/20/16	4.23%	43,000,000	1,682,695	965,719	716,976
CDX North America
High Yield Index Swap Agreement
with UBS AG; Series 16	5.00%	6/20/16	4.23%	39,700,000	1,553,558	969,125	584,433

					$5,502,022	$3,269,219	$2,232,803

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

April 30, 2011 (unaudited) :: Schedule of Portfolio Investments :: Access One Trust :: Access Flex Bear High Yield Fund :: 15

Repurchase Agreements (87.6%)
	Principal
	Amount	Value

Deutsche Bank Securities, Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $1,476,001 (Collateralized by $1,499,000 of various U.S. Government Agency Obligations, 0.08%‡–5.25%, 5/20/11-8/1/12, total value $1,507,316)	$1,476,000	$1,476,000
HSBC Securities (USA), Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $1,753,001 (Collateralized by $1,683,000 of various Federal National Mortgage Association Securities, 3.00%–4.63%, 5/1/13-9/16/14, total value $1,790,287)	1,753,000	1,753,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $778,001 (Collateralized by $791,700 U.S. Treasury Notes, 0.75%, 8/15/13, total value $793,679)	778,000	778,000
UBS Securities, LLC, 0.01%, 5/2/11+, dated 4/29/11, with a repurchase price of $145,000 (Collateralized by $150,000 Federal Home Loan Mortgage Corp., 1.35%, 4/29/14, total value $150,568)	145,000	145,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,152,000)		4,152,000

TOTAL INVESTMENT SECURITIES
(Cost $4,152,000)—87.6%		4,152,000
Net other assets (liabilities)—12.4%		588,758

NET ASSETS—100.0%		$4,740,758

+	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2011, the aggregate amount held in a segregated account was $330,000.
‡	Represents the effective yield or interest rate in effect at April 30, 2011.

See accompanying notes to the financial statements.

16 :: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: April 30, 2011 (unaudited)

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 7/1/11 (Underlying notional amount at value $4,028,203)	34	$(50)

Credit Default Swap Agreements — Buy Protection(a)
			Implied
			Credit			Upfront
			Spread at			Premiums
	Fixed Deal	Maturity	April 30,	Notional		Paid	Unrealized
Underlying Instrument	Pay Rate	Date	2011(b)	Amount(c)	Value	(Received)	Gain (Loss)

CDX North America
High Yield Index Swap
Agreement with Deutsche
Bank AG; Series 16	5.00%	6/20/16	4.23%	$1,200,000	$(46,959)	$(26,500)	$(20,459)
CDX North America
High Yield Index Swap
Agreement with Goldman Sachs
International; Series 16	5.00%	6/20/16	4.23%	1,900,000	(74,352)	(39,813)	(34,539)
CDX North America High Yield
Index Swap Agreement with
UBS AG; Series 16	5.00%	6/20/16	4.23%	1,500,000	(58,699)	(35,625)	(23,074)

					$(180,010)	$(101,938)	$(78,072)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

April 30, 2011 (unaudited) :: Statements of Assets and Liabilities :: Access One Trust :: 17

	Access	Access Flex
	Flex High	Bear High
	Yield Fund	Yield Fund

ASSETS:
Total Investment Securities, at cost	$204,255,703	$4,152,000

Securities, at value	62,592,773	—
Repurchase agreements, at value	141,785,000	4,152,000

Total Investment Securities, at value	204,377,773	4,152,000
Cash	388	357
Segregated cash balances with brokers	643,095	47,520
Interest receivable	79	2
Receivable for capital shares issued	91,070	12,500
Receivable for closed swap positions	—	925,069
Premiums paid on credit default swap agreements	3,269,219	—
Unrealized gain on credit default swap agreements	2,232,803	—
Variation margin on futures contracts	54,036	—
Prepaid expenses	23,912	25,041

TOTAL ASSETS	210,692,375	5,162,489

LIABILITIES:
Payable for investments purchased	62,470,703	—
Payable for capital shares redeemed	3,186,866	6,158
Unrealized loss on credit default swap agreements	—	78,072
Payable for credit default swap agreements purchased	274,583	223,278
Premiums received on credit default swap agreements	—	101,938
Variation margin on futures contracts	—	4,003
Advisory fees payable	86,927	3,344
Management services fees payable	17,385	669
Administration fees payable	4,381	224
Distribution and services fees payable – Service Class	5,716	105
Trustee fees payable	50	5
Transfer agency fees payable	27,858	2,638
Fund accounting fees payable	8,766	449
Compliance services fees payable	1,157	111
Service fees payable	1,389	71
Other accrued expenses	173,231	666

TOTAL LIABILITIES	66,259,012	421,731

NET ASSETS	$144,433,363	$4,740,758

NET ASSETS CONSIST OF:
Capital	$160,550,351	$29,627,992
Accumulated net investment income (loss)	(15,115,684)	84,784
Accumulated net realized gains (losses) on investments	(4,049,314)	(24,893,896)
Net unrealized appreciation (depreciation) on investments	3,048,010	(78,122)

NET ASSETS	$144,433,363	$4,740,758

NET ASSETS:
Investor Class	$137,322,539	$4,610,861
Service Class	7,110,824	129,897

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, no par value):
Investor Class	4,721,543	289,636
Service Class	244,630	8,605

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.08	$15.92
Service Class	29.07	15.10

See accompanying notes to the financial statements.

18 :: Access One Trust :: Statements of Operations :: For the Periods Indicated (unaudited)

	Access	Access Flex
	Flex High	Bear High
	Yield Fund	Yield Fund

	Six Months	Six Months
	Ended	Ended
	April 30, 2011	April 30, 2011

INVESTMENT INCOME:
Interest	$745,780	$5,705

EXPENSES:
Advisory fees	684,544	44,223
Management services fees	136,909	8,845
Administration fees	46,731	2,063
Distribution and services fees – Service Class	38,536	1,305
Distribution and services fees – Class A(a)	53	— (b)
Transfer agency fees	69,551	8,970
Administrative services fees	212,797	14,518
Registration and filing fees	33,183	24,830
Custody fees	9,634	3,192
Fund accounting fees	73,999	3,428
Trustee fees	1,266	52
Compliance services fees	1,175	84
Service fees	14,068	708
Other fees	84,921	4,770

Total Gross Expenses before reductions	1,407,367	116,988
Less Expenses reduced by the Advisor	—	(703)

TOTAL NET EXPENSES	1,407,367	116,285

NET INVESTMENT INCOME (LOSS)	(661,587)	(110,580)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,447,449)	—
Net realized gains (losses) on futures contracts	(1,018,848)	272,719
Net realized gains (losses) on swap agreements	14,294,340	(2,020,875)
Change in net unrealized appreciation/depreciation on investments	(11,601,709)	151,886

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(773,666)	(1,596,270)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,435,253)	$(1,706,850)

(a)	Class A shares liquidated on November 30, 2010.
(b)	Amount is less than $0.50.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: Access One Trust :: 19

	Access Flex High Yield Fund		Access Flex Bear High Yield Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2011	October 31,	April 30, 2011	October 31,
	(unaudited)	2010	(unaudited)	2010

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(661,587)	$(1,181,837)	$(110,580)	$(841,771)
Net realized gains (losses) on investments	10,828,043	17,804,523	(1,748,156)	(16,099,417)
Change in net unrealized appreciation/depreciation on investments	(11,601,709)	14,790,091	151,886	(784,522)

Change in net assets resulting from operations	(1,435,253)	31,412,777	(1,706,850)	(17,725,710)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
In excess of net investment income
Investor Class	(11,702,552)	(7,575,230)	—	—
Service Class	(361,126)	(280,760)	—	—
Class A(a)	(5,458)	(17,180)	—	—

Change in net assets resulting from distributions	(12,069,136)	(7,873,170)	—	—

Change in net assets resulting from capital transactions	(165,054,217)	255,571,792	747,563	(117,298,613)

Change in net assets	(178,558,606)	279,111,399	(959,287)	(135,024,323)

NET ASSETS:
Beginning of period	322,991,969	43,880,570	5,700,045	140,724,368

End of period	$144,433,363	$322,991,969	$4,740,758	$5,700,045

Accumulated net investment income (loss)	$(15,115,684)	$(2,384,961)	$84,784	$195,364

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$647,068,984	$1,389,383,194	$199,874,901	$469,433,800
Dividends reinvested	11,460,332	7,492,842	—	—
Value of shares redeemed	(819,661,450)	(1,141,155,379)	(199,124,987)	(583,788,492)
Service Class
Proceeds from shares issued	3,187,065	47,251,200	3,437,468	5,001,380
Dividends reinvested	351,032	273,587	—	—
Value of shares redeemed	(7,213,890)	(46,934,887)	(3,438,653)	(7,945,301)
Class A(a)
Proceeds from shares issued	—	994,630	—	—
Dividends reinvested	5,458	15,664	—	—
Value of shares redeemed	(251,748)	(1,749,059)	(1,166)	—

Change in net assets resulting from capital transactions	$(165,054,217)	$255,571,792	$747,563	$(117,298,613)

SHARE TRANSACTIONS:
Investor Class
Issued	22,562,692	51,849,239	11,861,994	23,277,391
Reinvested	411,977	277,802	—	—
Redeemed	(28,881,492)	(42,877,439)	(11,892,582)	(28,929,325)
Service Class
Issued	111,155	1,762,453	210,253	260,895
Reinvested	12,559	10,146	—	—
Redeemed	(252,014)	(1,763,009)	(211,673)	(406,304)
Class A(a)
Issued	—	35,604	—	—
Reinvested	189	585	—	—
Redeemed	(8,790)	(65,476)	(65)	—

Change in shares	(6,043,724)	9,229,905	(32,073)	(5,797,343)

(a)	Class A shares liquidated on November 30, 2010.

See accompanying notes to the financial statements.

20 :: Access One Trust :: Financial Highlights

Access One Trust Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund
Investor Class
Six Months Ended
April 30, 2011 (unaudited)	$29.33	(0.10)	1.28 (d)	1.18	—	(1.43)	—	—	(1.43)	$29.08	4.31	%(e)	1.50%	1.50%	(0.68)%	$137,323	746	%(e)
Year Ended October 31, 2010	$24.61	(0.19)	5.68	5.49	—	(0.77)	—	—	(0.77)	$29.33	22.65%		1.54%	1.54%	(0.69)%	$311,782	1,858%
Year Ended October 31, 2009	$23.91	(0.16)	2.80	2.64	—	(1.94)	—	—	(1.94)	$24.61	12.13%		1.59%	1.59%	(0.71)%	$33,933	2,367%
Year Ended October 31, 2008	$28.74	0.35	(2.50)	(2.15)	(1.00)	(1.68)	—	—	(2.68)	$23.91	(8.05)%		1.59%	1.59%(f)	1.24%	$18,944	3,080%
Year Ended October 31, 2007	$28.66	0.90	0.69	1.59	(0.88)	(0.63)	—	—	(1.51)	$28.74	5.65%		1.52%	1.52%	3.12%	$24,785	1,757%
Year Ended October 31, 2006	$29.37	0.80	2.03	2.83	(1.41)	(1.64)	(0.02)	(0.47)	(3.54)	$28.66	10.30%		1.72%	1.72%	2.80%	$66,787	1,900%
Service Class
Six Months Ended
April 30, 2011 (unaudited)	$29.37	(0.24)	1.28 (d)	1.04	—	(1.34)	—	—	(1.34)	$29.07	3.81	%(e)	2.50%	2.50%	(1.68)%	$7,111	746	%(e)
Year Ended October 31, 2010	$24.76	(0.46)	5.73	5.27	—	(0.66)	—	—	(0.66)	$29.37	21.51%		2.54%	2.54%	(1.69)%	$10,952	1,858%
Year Ended October 31, 2009	$24.04	(0.38)	2.82	2.44	—	(1.72)	—	—	(1.72)	$24.76	11.04%		2.59%	2.59%	(1.71)%	$8,997	2,367%
Year Ended October 31, 2008	$28.74	0.07	(2.51)	(2.44)	(0.85)	(1.41)	—	—	(2.26)	$24.04	(8.96)%		2.59%	2.59%(f)	0.24%	$1,643	3,080%
Year Ended October 31, 2007	$28.72	0.61	0.69	1.30	(0.75)	(0.53)	—	—	(1.28)	$28.74	4.62%		2.52%	2.52%	2.12%	$5,723	1,757%
Year Ended October 31, 2006	$29.27	0.51	2.22	2.73	(1.28)	(1.51)	(0.02)	(0.47)	(3.28)	$28.72	9.99%		2.72%	2.72%	1.80%	$9,363	1,900%
Access Flex Bear High Yield Fund
Investor Class
Six Months Ended
April 30, 2011 (unaudited)	$17.28	(0.15)	(1.21)	(1.36)	—	—	—	—	—	$15.92	(7.92	)%(e)	1.96%	1.95%	(1.85)%	$4,611	—
Year Ended October 31, 2010	$22.99	(0.34)	(5.37)	(5.71)	—	—	—	—	—	$17.28	(24.79)%		1.70%	1.68%	(1.61)%	$5,534	650	%(g)
Year Ended October 31, 2009	$28.56	(0.47)	(5.10)	(5.57)	—	—	—	—	—	$22.99	(19.50)%		1.83%	1.83%	(1.74)%	$137,283	—
Year Ended October 31, 2008	$27.45	0.33	1.81	2.14	(0.30)	(0.73)	—	—	(1.03)	$28.56	8.11%		1.54%	1.54%	1.24%	$49,847	—
Year Ended October 31, 2007	$27.33	1.02	(0.90)	0.12	—	—	—	—	—	$27.45	0.44%		1.43%	1.43%	3.70%	$129,159	—
Year Ended October 31, 2006	$28.75	0.90	(2.32)	(1.42)	—	—	—	—	—	$27.33	(4.94)%		1.57%	1.57%	3.18%	$87,950	—
Service Class
Six Months Ended
April 30, 2011 (unaudited)	$16.47	(0.23)	(1.14)	(1.37)	—	—	—	—	—	$15.10	(8.37	)%(e)	2.96%	2.95%	(2.85)%	$130	—
Year Ended October 31, 2010	$22.13	(0.54)	(5.12)	(5.66)	—	—	—	—	—	$16.47	(25.56)%		2.70%	2.68%	(2.61)%	$165	650	%(g)
Year Ended October 31, 2009	$27.78	(0.73)	(4.92)	(5.65)	—	—	—	—	—	$22.13	(20.30)%		2.83%	2.83%	(2.74)%	$3,440	—
Year Ended October 31, 2008	$26.74	0.07	1.77	1.84	(0.24)	(0.56)	—	—	(0.80)	$27.78	7.09%		2.54%	2.54%	0.24%	$1,808	—
Year Ended October 31, 2007	$26.88	0.75	(0.89)	(0.14)	—	—	—	—	—	$26.74	(0.52)%		2.43%	2.43%	2.70%	$13,015	—
Year Ended October 31, 2006	$28.57	0.62	(2.31)	(1.69)	—	—	—	—	—	$26.88	(5.92)%		2.57%	2.57%	2.18%	$11,458	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.58% and 2.58% for the Investor Class and Service Class, respectively, for the year ended October 31, 2008.
(g)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

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April 30, 2011 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 23

1.  Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually a “Fund”). Each Fund is classified as non-diversified under the 1940 Act. Each Fund has two classes of shares outstanding: Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A Fund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Derivative Instruments

Each Fund maintains exposure to the high yield market, regardless of market conditions. This means the Funds do not adopt defensive positions in anticipation of an adverse market climate. Each Fund seeks to achieve its high yield exposure primarily through credit default swap agreements but may also invest in high yield debt instruments (commonly referred to as “junk bonds”), other debt and money market instruments and futures contracts. During the period ended April 30, 2011, the Funds held credit default swap agreements for credit exposure and futures contracts and/or treasury notes for interest rate exposure to meet each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each Fund’s investment objective.

The notional amount of the open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net asset throughout the reporting period for each respective Fund.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell stock index futures contracts or bond futures contracts. During the period ended April 30, 2011, the Funds entered into bond futures contracts. The Funds use futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A bond futures contract, if held to

24 :: Access One Trust :: Notes to Financial Statements :: April 30, 2011 (unaudited)

expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Swap Agreements

The Funds may enter into swap agreements, primarily credit default swap agreements (“CDSs”). During the period ended April 30, 2011, the Funds entered into CDSs. The Funds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities).

CDSs are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the buyer in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the buyer in exchange for a defaulted debt obligation or the seller would be required to pay a net settlement amount to the buyer equal to the par value of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such, the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic payments, are recorded as “unrealized gain or loss on credit default swap agreements.” Gains or losses on swap agreements are realized upon termination of the swap contract and when the periodic payments are made.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets.

The Trust, on behalf of a Fund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a Fund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swap agreements) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A Fund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

April 30, 2011 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 25

The Fund may use various techniques to minimize credit risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the Funds.

The Funds, as applicable, collateralize swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount equal to what the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the Fund’s request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Funds’ Statements of Assets and Liabilities as of April 30, 2011:

	Assets		Liabilities

		Unrealized		Unrealized
	Variation	Gain on	Variation	Loss on
	Margin on	Credit Default	Margin on	Credit Default
	Futures	Swap	Futures	Swap
Fund	Contracts*	Agreements	Contracts*	Agreements

Credit Risk Exposure:
Access Flex High Yield Fund	$–	$2,232,803	$–	$–
Access Flex Bear High Yield Fund	–	–	–	78,072
Interest Rate Risk Exposure:
Access Flex High Yield Fund	$693,137	$–	$–	$–
Access Flex Bear High Yield Fund	–	–	50	–

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Funds’ Statements of Operations for the period ended April 30, 2011:

	Realized Gain (Loss)		Net Change in Unrealized Appreciation
	on Derivatives Recognized		(Depreciation) on Derivatives
	as a Result from Operations		Recognized as a Result from Operations

	Net	Net
	Realized	Realized	Change in
	Gain (Loss)	Gain (Loss)	Net Unrealized
	on Futures	on Swap	Appreciation/Depreciation
Fund	Contracts	Agreements	on Investments

Credit Risk Exposure:
Access Flex High Yield Fund	$–	$14,294,340	$(10,615,124)
Access Flex Bear High Yield Fund	–	(2,020,875)	117,292
Interest Rate Risk Exposure:
Access Flex High Yield Fund	$(1,018,848)	$–	$ (651,319)
Access Flex Bear High Yield Fund	272,719	–	34,594

26 :: Access One Trust :: Notes to Financial Statements :: April 30, 2011 (unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund, or jointly with an affiliate, are allocated among the respective Funds and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

April 30, 2011 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 27

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to price as furnished by an independent pricing service, generally at the mean of the bid and ask quotes for those instruments. Certain fixed-income securities may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended April 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2011, based upon the three levels defined above, is included in the table below:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

Access Flex High Yield Fund
U.S. Treasury Obligations	$–	$–	$62,592,773	$–	$62,592,773	$–
Repurchase Agreements	–	–	141,785,000	–	141,785,000	–
Futures Contracts	–	693,137	–	–	–	693,137
Swap Agreements	–	–	–	2,232,803	–	2,232,803

Total	$–	$693,137	$204,377,773	$2,232,803	$204,377,773	$2,925,940

Access Flex Bear High Yield Fund
Repurchase Agreements	$–	$–	$4,152,000	$–	$4,152,000	$–
Futures Contracts	–	(50)	–	–	–	(50)
Swap Agreements	–	–	–	(78,072)	–	(78,072)

Total	$–	$(50)	$4,152,000	$(78,072)	$4,152,000	$(78,122)

^	Other financial instruments include any derivitive instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of April 30, 2011.

28 :: Access One Trust :: Notes to Financial Statements :: April 30, 2011 (unaudited)

4. Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, Citi receives an annual fee based on ProFunds and the Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Prior to January 1, 2011, the Trust, together with the affiliated Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also received $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Effective January 1, 2011, the Trust, together with the affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $95,000 ($190,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Access One and affiliated Trusts for the period ended April 30, 2011. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period February 28, 2011		For the Period February 28, 2010
	through February 28, 2012		through February 28, 2011

	Investor	Service	Investor	Service
	Class	Class	Class	Class

Access Flex High Yield Fund	1.95%	2.95%	1.95%	2.95%
Access Flex Bear High Yield Fund	1.95%	2.95%	1.95%	2.95%

April 30, 2011 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 29

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of April 30, 2011, the recoupments that may potentially be made by the Funds are as follows:

	Expires 2/28/14	Expires 2/28/15	Total

Access Flex Bear High Yield Fund	$3,914	$5,469	$9,383

5.  Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2011 were as follows:

	Purchases	Sales

Access Flex High Yield Fund	$590,056,717	$675,354,376

6. Investment Risks

Active Investor Risk

The Funds permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, that Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Counterparty Risk

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds have sought to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount equal to what the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the Fund’s request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Funds typically enter into transactions with counterparties whose credit rating, at the time of transaction, is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be of comparable credit quality.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, the Funds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a Fund from limiting losses, realizing gains or from achieving investment results that correspond generally to the total return of the high yield market.

Underlying Risk

The Funds are subject to risk in the event of default or failure of the payment of interest and principal payments on the fixed income securities underlying the CDX North America High Yield Index, even if a Fund does not itself hold those securities. The credit default swap agreement provides exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired.

30 :: Access One Trust :: Notes to Financial Statements :: April 30, 2011 (unaudited)

7.  Federal Income Tax Information

As of the latest tax year end of October 31, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	2014	2015	2017	2018	Total

Access Flex High Yield Fund	$–	$–	$13,532,904	$–	$13,532,904
Access Flex Bear High Yield Fund	587,380	4,497,020	6,242,566	11,853,418	23,180,384

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ended October 31, 2012. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Tax Information” section of the notes to financial statements for the fiscal year ending October 31 2012.

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2010, were as follows:

		Net		Total
	Ordinary	Long-Term	Total Taxable	Distributions
	Income	Capital Gains	Distributions	Paid

Access Flex High Yield Fund	$7,873,170	$–	$7,873,170	$7,873,170

As of the latest tax year ended October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Access Flex High Yield Fund	$10,462,969	$–	$–	$(13,532,904)	$457,336	$(2,612,599)
Access Flex Bear High Yield Fund	–	–	–	(23,180,384)	–	(23,180,384)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At April 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield	$204,255,703	$112,070	$–	$122,070
Access Flex Bear High Yield	4,152,000	–	–	–

8.  Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the Funds’ financial statements. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement balances due from Lehman are included in “Receivable for closed swap positions” on the Statements of Assets and Liabilities. All other outstanding swap agreement balances due from (or to) Lehman have been substantially relieved as of April 30, 2011.

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Access Funds

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit profunds.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the Access One Trust’s website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 888-776-3637; (ii) on the Access One Trust’s website at profunds.com; and (iii) on the Commission’s website at sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0411

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	(1) Not applicable - only for annual reports.

(a)	(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)	(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Access One Trust

By (Signature and Title)*  /s/ Christopher E. Sabato
                                              Christopher E. Sabato, Treasurer and Principal Financial Officer

Date                   June 30, 2011

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date                   June 30, 2011

By (Signature and Title)*  /s/ Christopher E. Sabato
                                              Christopher E. Sabato, Treasurer and Principal Financial Officer

Date                  June 30, 2011

* Print the name and title of each signing officer under his or her signature.